Financial Assets and Liabilities - Summary of Consolidated Foreign Currency-denominated Monetary Financial Assets and Liabilities (Detail) ₱ in Millions, $ in Millions	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 USD ($)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	₱ 215		₱ 499
Total	13,846		8,120
Current Financial Assets
Current portion of derivative financial assets	171		242
Current portion of advances and other noncurrent assets	8,092		8,251
Total Financial Assets	104,220		96,594
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion (Notes 21 and 25)	157,654		151,759
Derivative financial liabilities – net of current portion (Note 28)	8		2
Total	157,711		160,990
Current Financial Liabilities
Current portion of interest-bearing financial liabilities (Notes 21 and 25)	14,957		33,273
Current portion of derivative financial liabilities	141		225
Foreign currency denominated monetary financial assets [member]
Noncurrent Financial Assets
Investment in debt securities and other long-term investments	1		348	$ 7
Derivative financial assets – net of current portion	215	$ 4	499	10
Advances and other noncurrent assets – net of current portion (Note 10)	2		18
Total	218	4	865	17
Current Financial Assets
Cash and cash equivalents	21,988	440	20,847	419
Short-term investments	75	2	2,720	55
Trade and other receivables – net	10,893	218	7,853	158
Current portion of derivative financial assets	171	3	242	5
Current portion of investment in debt securities and other long-term investments	100	2
Current portion of advances and other noncurrent assets	9		8
Total current financial assets	33,236	665	31,670	637
Total Financial Assets	33,454	669	32,535	654
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion (Notes 21 and 25)	22,285	446	33,831	680
Derivative financial liabilities – net of current portion (Note 28)	8		2
Other noncurrent liabilities	11		5
Total	22,304	446	33,838	680
Current Financial Liabilities
Accounts payable	11,670	233	9,477	191
Accrued expenses and other current liabilities	8,314	166	8,513	171
Current portion of interest-bearing financial liabilities (Notes 21 and 25)	12,922	259	24,671	496
Current portion of derivative financial liabilities	141	3	225	5
Total current financial liabilities	33,047	661	42,886	863
Total	₱ 55,351	$ 1,107	₱ 76,724	$ 1,543